Other Liabilities and Deferred Credits	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other liabilities and deferred credits	Other liabilities and deferred credits

In millions	As at December 31,	2023	2022
	Personal injury and other claims provisions (Note 22) (1)	$260	$251
	Contract liabilities (Note 5) (1)	82	16
	Environmental provisions (Note 22) (1)	19	18
	Stock-based compensation liability (Note 20)	5	7
	Deferred credits and other	156	149
	Total other liabilities and deferred credits	$522	$441
(1)    See Note 15 – Accounts payable and other for the related current portion.